Commitments - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments in infrastructure funds and alternative investment funds
Contractual obligations and unfunded commitments
Amount committed	$ 2,878	$ 1,913
Discontinued US operations | Investments in limited partnerships, commercial mortgage loans and other fixed income securities
Contractual obligations and unfunded commitments
Amount committed		$ 1,016